Note 6 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment, gross	$ 27,253	$ 26,924
Less accumulated depreciation	8,464	7,956
Premises and equipment, net	18,789	18,968
Land and Land Improvements [Member]
Premises and equipment, gross	4,069	4,069
Building [Member]
Premises and equipment, gross	17,327	17,602
Equipment [Member]
Premises and equipment, gross	$ 5,857	$ 5,253